Supplement to the currently effective SUMMARY PROSPECTUS

Deutsche Science and Technology Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of each fund’s summary prospectuses.

Nicholas Daft, Director. Portfolio Manager of the fund through October 28, 2016. Began managing the fund in 2014.

Nataly Yackanich, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

Please Retain This Supplement for Future Reference

September 6, 2016

PROSTKR-699